Leases - Summary of Future Minimum Lease Payments under Finance Lease Obligations (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of recognised finance lease as assets by lessee [line items]
Less: amount representing interest charge	¥ (740)	¥ (499)
Total minimum lease payments capitalized under finance lease agreements	3,055	2,536
Within 1 year [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Total minimum lease payments capitalized under finance lease agreements	662	657
Over 1 year but not longer than 5 years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Total minimum lease payments capitalized under finance lease agreements	1,766	1,176
Over 5 years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Total minimum lease payments capitalized under finance lease agreements	¥ 1,367	¥ 1,202